Expense Example, No Redemption (Vanguard LifeStrategy Income Fund Participant)	Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179